Derivative Instruments - Summary of Derivative Financial Instruments (Detail)										9 Months Ended	12 Months Ended
		Jan. 16, 2024 $ / Unit	Nov. 16, 2023 CAD ($)	Nov. 09, 2023	Jul. 05, 2023 CAD ($)	Apr. 12, 2023 CAD ($)	Oct. 12, 2022 CAD ($)	Apr. 12, 2022 CAD ($)	Apr. 12, 2021 CAD ($)	Sep. 30, 2024 CAD ($) $ / Unit	Dec. 31, 2023 CAD ($) $ / Unit	Dec. 31, 2022 CAD ($) $ / Unit	Sep. 30, 2024 USD ($) $ / Unit	May 01, 2024 USD ($)	Apr. 12, 2024 CAD ($) $ / Unit	Dec. 31, 2023 USD ($) $ / Unit	Oct. 12, 2023 CAD ($)	Dec. 31, 2022 USD ($) $ / Unit
Derivative [Line Items]
Derivative, notional amount															$ 136,476,000
Foreign Currency Forward, Strike | $ / Unit		1.3781													1.3648
Interest rate, maturity date											Mar. 07, 2024
Foreign Currency Forward, Maturity Date										Mar. 07, 2024
Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount													$ 8,200,000
Interest Rate Swap | SOFR Cap June 30, 2023
Derivative [Line Items]
Derivative, notional amount																		$ 125,000,000
Interest Rate Swaps, Strike												1.75%						1.75%
Interest Rate Swaps, Effective Date or Date Assumed												Jun. 01, 2022
Interest rate, maturity date												Jun. 30, 2023
Interest Rate Cap
Derivative [Line Items]
Derivative, notional amount														$ 8,200,000
Interest Rate Swaps, Effective Date or Date Assumed											Jun. 01, 2022
Interest rate, maturity date											Jun. 28, 2024
Interest Rate Cap | SOFR Cap December 1, 2025
Derivative [Line Items]
Derivative, notional amount													$ 100,000,000			$ 100,000,000		$ 100,000,000
Interest Rate Swaps, Strike										4.75%	4.75%	4.75%	4.75%			4.75%		4.75%
Interest Rate Swaps, Effective Date or Date Assumed										Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2022
Interest rate, maturity date										Dec. 01, 2025	Dec. 01, 2025	Dec. 01, 2025
Interest Rate Cap | SOFR Cap December 2, 2024
Derivative [Line Items]
Derivative, notional amount													$ 100,000,000			$ 100,000,000		$ 100,000,000
Interest Rate Swaps, Strike										4.75%	4.75%	4.75%	4.75%			4.75%		4.75%
Interest Rate Swaps, Effective Date or Date Assumed										Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2022
Interest rate, maturity date										Dec. 02, 2024	Dec. 02, 2024	Dec. 02, 2024
Interest Rate Cap | SOFR Cap December 2, 2024
Derivative [Line Items]
Derivative, notional amount													$ 100,000,000			$ 100,000,000		$ 100,000,000
Interest Rate Swaps, Strike										4.75%	4.75%	4.75%	4.75%			4.75%		4.75%
Interest Rate Swaps, Effective Date or Date Assumed										Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2022
Interest rate, maturity date										Dec. 02, 2024	Dec. 02, 2024	Dec. 02, 2024
Interest Rate Cap | SOFR Cap May 1, 2025
Derivative [Line Items]
Derivative, notional amount	[1]												$ 100,000,000
Interest Rate Swaps, Strike	[1]									1.50%			1.50%
Interest Rate Swaps, Effective Date or Date Assumed	[1]									May 01, 2024
Interest rate, maturity date	[1]									May 01, 2025
Interest Rate Cap | SOFR Cap July 1, 2025
Derivative [Line Items]
Derivative, notional amount	[1]												$ 100,000,000
Interest Rate Swaps, Strike	[1]									2.00%			2.00%
Interest Rate Swaps, Effective Date or Date Assumed	[1]									Jul. 01, 2024
Interest rate, maturity date	[1]									Jul. 01, 2025
Interest Rate Cap | SOFR Cap December 1, 2026
Derivative [Line Items]
Derivative, notional amount	[2]												$ 200,000,000
Interest Rate Swaps, Strike	[2]									5.50%			5.50%
Interest Rate Swaps, Effective Date or Date Assumed	[2]									Dec. 02, 2024
Interest rate, maturity date	[2]									Dec. 01, 2026
Interest Rate Cap | CORRA Swap March 7, 2027
Derivative [Line Items]
Derivative, notional amount	[3]												$ 74,204,000
Interest Rate Swaps, Strike	[3]									3.93%			3.93%
Interest Rate Swaps, Effective Date or Date Assumed	[3]									Mar. 12, 2024
Interest rate, maturity date	[3]									Mar. 07, 2027
Interest Rate Cap | SOFR Cap June 28, 2024
Derivative [Line Items]
Derivative, notional amount																$ 125,000,000		$ 125,000,000
Interest Rate Swaps, Strike											2.00%	2.00%				2.00%		2.00%
Interest Rate Swaps, Effective Date or Date Assumed											Jun. 01, 2022	Jun. 01, 2022
Interest rate, maturity date											Jun. 28, 2024	Jun. 28, 2024
Foreign Currency Forward
Derivative [Line Items]
Derivative, notional amount			$ 30,000,000
Foreign Currency Forward, Notional Amount					$ 132,400,000	$ 134,400,000	$ 126,200,000	$ 122,000,000	$ 125,900,000								$ 137,700,000
Foreign Currency Forward, Maturity Date		Feb. 15, 2024	Jan. 16, 2024	Nov. 16, 2023	Apr. 12, 2024	Jul. 06, 2023	Oct. 12, 2023	Oct. 12, 2022	Apr. 12, 2023
Foreign Currency Forward | Denominated in CAD April 12, 2023
Derivative [Line Items]
Foreign Currency Forward, Notional Amount												$ 125,925,000
Foreign Currency Forward, Strike | $ / Unit												1.2593						1.2593
Foreign Currency Forward, Effective Date or Date Assumed												Apr. 12, 2021
Foreign Currency Forward, Maturity Date												Apr. 12, 2023
Foreign Currency Forward | Denominated in CAD October 12, 2023
Derivative [Line Items]
Foreign Currency Forward, Notional Amount												$ 137,680,000
Foreign Currency Forward, Strike | $ / Unit												1.3768						1.3768
Foreign Currency Forward, Effective Date or Date Assumed												Oct. 12, 2022
Foreign Currency Forward, Maturity Date												Oct. 12, 2023
Foreign Currency Forward | Denominated in CAD April 11, 2025
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3]									$ 136,746,000
Foreign Currency Forward, Strike | $ / Unit	[3]									1.3648			1.3648
Foreign Currency Forward, Effective Date or Date Assumed	[3]									Apr. 12, 2024
Foreign Currency Forward, Maturity Date	[3]									Apr. 11, 2025
Foreign Currency Forward | Denominated in CAD April 12, 2024
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3],[4]										$ 132,350,000
Foreign Currency Forward, Strike | $ / Unit	[3],[4]										1.3273					1.3273
Foreign Currency Forward, Effective Date or Date Assumed	[3],[4]										Jul. 05, 2023
Foreign Currency Forward, Maturity Date	[3]										Apr. 12, 2024
Foreign Currency Forward | Denominated in CAD January 16, 2024
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[3],[4],[5]										$ 30,000,000
Foreign Currency Forward, Strike | $ / Unit	[3],[4],[5]										1.3782					1.3782
Foreign Currency Forward, Effective Date or Date Assumed	[3]										Nov. 16, 2023
Foreign Currency Forward, Maturity Date	[3],[4],[5]										Jan. 16, 2024

[1]	We deferred payment on this SOFR cap until its maturity.
[2]	We deferred payment on this SOFR cap until January 2, 2025, at which point, monthly payments will become due on the first of each month until the date of its maturity.
[3]	Notional amounts shown are denominated in CAD.
[4]	Notional amount shown is denominated in CAD.
[5]	On January 16, 2024 we rolled this hedge without any cash settlement, effectively extending the maturity date to February 15, 2024 at a strike rate of 1.3781. Additionally, on February 16, 2024 we further rolled this hedge without any cash settlement at a strike rate of 1.3781. This hedge ultimately matured on March 7, 2024 whereby we owed and paid approximately $0.5 million at settlement.